Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares NIS 0.01 par value [Member]	Treasury Stock NIS 0.01 par value [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained earnings [Member]	Total
Balance, value at Dec. 31, 2021	$ 172	$ (1,898)	$ 176,582	$ 0	$ 118,771	$ 293,627
Balance, shares at Dec. 31, 2021	45,939,019	(2,092,376)
Exercise of share options and RSUs	$ 3	$ 0	0	0	0	3
Exercise of share options and RSUs, shares	566,299
Share-based compensation expense	$ 0	0	10,523	0	0	10,523
Unrealised loss on investments						0
Deferred tax income						0
Net Income (Loss)	0	0	0	0	79,949	79,949
Balance, value at Dec. 31, 2022	$ 175	$ (1,898)	187,105	0	198,720	384,102
Balance, shares at Dec. 31, 2022	46,505,318	(2,092,376)
Exercise of share options and RSUs	$ 1	$ 0	181	0	0	182
Exercise of share options and RSUs, shares	488,680
Share-based compensation expense	$ 0	0	12,598	0	0	12,598
Share-based compensation adjustment	0	0	505	0	0	505
Unrealised loss on investments	0	0	0	740	0	740
Deferred tax income	0	0	0	(611)	0	(611)
Net Income (Loss)	0	0	0	0	78,632	78,632
Balance, value at Dec. 31, 2023	$ 176	$ (1,898)	200,389	129	277,352	$ 476,148
Balance, shares at Dec. 31, 2023	46,993,998	(2,092,376)				44,901,622
Exercise of share options and RSUs	$ 1	$ 0	41	0	0	$ 42
Exercise of share options and RSUs, shares	547,684
Share-based compensation expense	$ 0	0	14,501	0	0	14,501
Unrealised loss on investments	0	0	0	(558)	0	(558)
Deferred tax income	0	0	0	632	0	632
Dividend paid ($1.33 per ordinary share)	0	0	0	0	(60,045)	(60,045)
Net Income (Loss)	0	0	0	0	118,515	118,515
Balance, value at Dec. 31, 2024	$ 177	$ (1,898)	$ 214,931	$ 203	$ 335,822	$ 549,235
Balance, shares at Dec. 31, 2024	47,541,682	(2,092,376)				45,449,306